Income taxes (Tables)	12 Months Ended
Mar. 27, 2021
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets Related to Continuing Operations
The significant items comprising the Company’s net deferred tax assets at March 27, 2021 and March 28, 2020 are as follows:

	Fiscal Year Ended
	March 27, 2021	March 28, 2020
Deferred tax assets:	(In thousands)
Loss and tax credit carry forwards	$14,801	$14,987
Difference between book and tax basis of property and equipment	4,757	3,674
Operating lease right-of-use asset	3,997	3,820
Other reserves not currently deductible	1,187	136
Other	(177)	(142)

Net deferred tax asset before valuation allowance	24,565	22,475
Valuation allowance	(24,565)	(22,475)

Net deferred tax asset	$—	$—

Components of Income Tax Expense (Benefit) from Continuing Operations
The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 27, 2021	March 28, 2020	March 30, 2019
	(In thousands)
Income tax expense (benefit):
Current	$—	$—	$—
Deferred	(1,606)	(3,195)	(4,769)
Valuation allowance	1,606	3,195	4,769
Income tax expense	$—	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 27, 2021	March 28, 2020	March 30, 2019
Canadian statutory rate	26.2%	26.6%	26.8%
Rate differential for U.S. operations	0.0%	0.0%	0.1%
Utilization of unrecognized losses and other tax attributes	(27.3%)	(26.4%)	(26.2%)
Permanent differences and other	1.1%	(0.2%)	(0.7%)

Total	0%	0%	0%